PNC TREASURY MONEY MARKET FUND
PNC TREASURY MONEY MARKET FUND

Supplement dated December 14, 2018 to

PNC Funds Prospectus dated September 28, 2018

as supplemented

PNC Treasury Money Market Fund

(the “Funds”)

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectuses and should be read in conjunction with those documents.

The information contained in the table under the “Example” heading within the Section titled “Fund Fees and Expenses” for the classes listed below only is hereby replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
PNC TREASURY MONEY MARKET FUND | CLASS A | USD ($)	49	176	314	716

Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE